Basis of Presentation and Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation
Share-based compensation expense before tax										$ 9,374,000	$ 6,857,000	$ 6,176,000
Income taxes
Decrease in valuation allowance										18,200,000
Numerator for earnings per common share calculation:
Income (loss) from continuing operations	3,944,000	146,508,000	[1]	7,169,000	(1,020,000)	(58,163,000)	19,619,000	15,457,000	5,115,000	156,601,000	(17,972,000)	49,701,000
Net (loss) income attributable to noncontrolling interest included in continuing operations										(1,512,000)	(556,000)	204,000
Income (loss) from continuing operations attributable to LIN Media LLC										158,113,000	(17,416,000)	49,497,000
Income (loss) from discontinued operations, including gain on sale						0	0	11,602,000	(1,231,000)	0	10,371,000	(920,000)
Net income (loss) attributable to reporting entity	4,556,000	146,938,000		7,475,000	(856,000)	(58,088,000)	19,659,000	27,118,000	4,266,000	158,113,000	(7,045,000)	48,577,000
Denominator for earnings per common share calculation:
Weighted-average common shares, basic (in shares)	52,879,000	52,791,000		52,278,000	51,910,000	53,169,000	53,066,000	55,174,000	56,184,000	52,439,000	54,130,000	55,768,000
Effect of dilutive securities:
Stock options and restricted stock (in shares)										3,200,000	0	1,311,000
Weighted-average common shares, diluted (in shares)	56,240,000	55,855,000		55,595,000	51,910,000	53,169,000	54,353,000	56,300,000	57,512,000	55,639,000	54,130,000	57,079,000
Antidilutive securities (in shares)										100,000	1,200,000	400,000
Direct operating
Stock-based compensation
Share-based compensation expense before tax										320,000	270,000	256,000
Selling, general and administrative
Stock-based compensation
Share-based compensation expense before tax										1,460,000	1,019,000	1,266,000
Corporate
Stock-based compensation
Share-based compensation expense before tax										7,594,000	5,568,000	4,654,000
LIN Television
Stock-based compensation
Share-based compensation expense before tax										9,374,000	6,857,000	6,176,000
Income taxes
Decrease in valuation allowance		(18,200,000)								18,200,000
Numerator for earnings per common share calculation:
Income (loss) from continuing operations										157,290,000	(17,972,000)	49,701,000
Net (loss) income attributable to noncontrolling interest included in continuing operations										(1,512,000)	(556,000)	204,000
Net income (loss) attributable to reporting entity										158,802,000	(7,045,000)	48,577,000
LIN Television | Direct operating
Stock-based compensation
Share-based compensation expense before tax										320,000	270,000	256,000
LIN Television | Selling, general and administrative
Stock-based compensation
Share-based compensation expense before tax										1,460,000	1,019,000	1,266,000
LIN Television | Corporate
Stock-based compensation
Share-based compensation expense before tax										$ 7,594,000	$ 5,568,000	$ 4,654,000

[1]	During the year ended December 31, 2013, we recognized a $124.3 million tax benefit as a result of the Merger as well as an $18.2 million tax benefit as a result of the reversal of state valuation allowances. For further discussion, see Note 14 - "Income Taxes."